Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

Note 11. Employee Benefit Plans

        Discretionary contributions to qualified profit sharing and non-qualified deferred compensation plans were made in the amount of $17.4 million, $15.7 million and $13.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.